SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2017
Notes to Financial Statements
NOTE 15 - SUBSEQUENT EVENTS

In accordance with ASC 855-10, all subsequent events have been reported through the filing date as set forth below.

Issuance of Class A Common Shares

Subsequent to April 30, 2017, we issued a total of 465,396,910 shares of Class A common stock: 62,846,918 shares in payment of common stock payable of $307,978; 8,000,000 shares for services valued at $136,000; 440,000 shares in settlement of accrued expenses of $44,000; 353,359,992 shares in the cashless exercise of warrants; 24,750,000 shares in settlement of preferred stock and accrued dividends payable totaling $428,707 and 16,000,000 shares in settlement of a convertible note payable and accrued interest payable totaling of $239,365.

Cashless Exercise of Warrants

In May 2017, the Company offered the holders of warrants to register the underlying Class A common shares in exchange for the warrant holders converting the warrants on a cashless, one-share for one-share basis. All but two warrant holders accepted the offer, and in May 2017, a total of 353,359,992 Class A common shares were issued to warrant holders in a cashless exercise.

Settlement of Debt

Effective June 19, 2017, the Company entered into agreements with the holders of outstanding convertible preferred stock (Note 10) pursuant to which $137,500 principal and $291,207 accrued dividends payable were extinguished through the issuance of a total of 24,750,000 shares of the Company’s Class A common stock.

Effective June 20, 2017, the Company entered into an agreement to extinguish a convertible note payable of $120,000 and $119,365 accrued interest payable through the issuance of 16,000,000 shares of the Company’s Class A common stock.

May 15, 2017 Convertible Redeemable Note

Effective May 15, 2017, we issued and delivered to Eagle Equities LLC an 8% convertible redeemable note in the principal amount of $115,000. The note was issued at a discount, resulting in our receipt of $105,000. We can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 120th day from issuance and to150%, plus accrued interest, until the 180th day from issuance. The note is due and payable on May 15, 2018. During the first 6 months the note is in effect, the holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a fixed price of $0.03 per share. Beginning the 6 month anniversary of the note, the holder of the note, at is option, may convert the unpaid principal of, and accrued interest on, the note into shares of our common stock a 40% discount from the average of the three lowest trading prices during the 25 days prior to conversion. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.

May 16, 2017 Convertible Redeemable Note

Effective May 16, 2017, we issued and delivered to Crown Bridge Partners, LLC an 8% convertible redeemable note in the principal amount of $60,000. The note was issued at a discount, resulting in our receipt of $54,000. The note is due and payable on May 16, 2018. The other terms of the note are identical to the terms of the May 15, 2017 convertible redeemable note.

May 24, 2017 Convertible Redeemable Note

Effective May 24, 2017, we issued and delivered to GS Capital Partners, LLC an 8% convertible note in the principal amount of $173,000. The note was issued at a discount, resulting in our receipt of $158,000. The note is due and payable on May 24, 2018. We can redeem the note at any time prior to 60 days from the issuance date at a redemption price of 118% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance and then to 133%, plus accrued interest, until the 180th day from issuance. The note cannot be prepaid after the 180th day after issuance. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock).

June 12, 2017 Equity Purchase Agreement

On June 12, 2017, we entered into an Equity Purchase Agreement with Crown Bridge Partners, LLC (“Crown Bridge”). Pursuant to the terms of the Equity Purchase Agreement, Crown Bridge has committed to purchase up to $3,000,000 of our common stock for a period of up to 24 months commencing upon the effectiveness of a registration statement covering the resale of shares issuable to Crown Bridge under the Equity Purchase Agreement. The Equity Purchase Agreement allows us to deliver a put notice to Crown Bridge stating the dollar amount of common stock that we intend to sell to Crown Bridge on the date specified in the put notice. The amount of each put notice is limited to a formula that is equal to the lesser of (i) $100,000 or (ii) 150% of the average dollar value of the trading volume of our stock, measured at the lowest price during the trading period, for the seven days prior to the purchase of shares by Crown Bridge. The purchase price of shares issued in respect of each put notice is 80% of the average of the three lowest trading prices in the seven trading days immediately preceding the date on which the Company exercises its put right. We are required to file a registration statement with the SEC on Form S-1 within 45 days of the date of the Equity Purchase Agreement covering the resale of shares to be issued under such agreement and to use our best efforts to cause the registration statement to become effective within 90 days of such date.

In connection with the Equity Purchase Agreement, we issued to Crown Bridge, as a commitment fee, an $80,000 convertible promissory note which matures on December 12, 2017. The note bears interest at a rate of 8% per annum. We are entitled to redeem the note at a redemption price of 125% plus accrued interest during the first 90 days after issuance. The redemption price then increases to 135% until the 120th day after issuance and then increases to 150% until the 180th day after issuance, after which the date the note may not be redeemed. If the note is not redeemed or we otherwise default thereunder, Crown Bridge may convert the unpaid balance into shares of our Class A common stock at a conversion price equal to the lesser of (i) the closing price of our Class A common stock on the issuance date of the note or (ii) 60% of the average of the three lowest trading prices during the 25-day period prior to the notice of conversion.

July 7, 2017 Convertible Redeemable Note

On July 7, 2017, we completed the funding of a 12% convertible note in the principal amount of $125,000 issued to JSJ Investments Inc. The note was issued at a discount, resulting in our receipt of $118,750 of net proceeds, prior to expenses. We can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance, and thereafter increases to a redemption price of 145% plus accrued interest until the 180th day after issuance and 150% plus accrued interest until the maturity date of March 30, 2018. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a price of no lower than $0.03 per share of common stock until the 180th day after issuance and thereafter at a price 40% discount from the lowest trading prices during the 20 days prior to conversion. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) on the maturity date of March 30, 2018.

We have agreed with JSJ Investments Inc. to use any proceeds from draws on our prospective equity line of credit or sale of assets to first repay the note we issued to JSJ Investments in April 2017 and second to repay the July 7, 2017 note.